Schedule Of Accounts Receivables (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Trade accounts receivable	$ 51,287	$ 40,985	$ 10,431
Allowance for doubtful accounts	(1,584)	(1,391)	(1,384)
Receivables transferred	(429)	(873)	(766)
Receivables purchased	1,874	3,454
Trade accounts receivable, net	$ 51,148	$ 42,175	$ 8,281